Long-term Debt - Senior Notes (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended		9 Months Ended	12 Months Ended
	Mar. 26, 2014	May. 13, 2014	Apr. 27, 2011	Sep. 20, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Proceeds from Issuance of Debt					$ 462,000	$ 2,250,000	$ 2,800,000
Repayment of debt					61,179	1,862,250	1,622,250
Repayments/ Repurchase of senior notes					$ (524,026)
Debt insrument frequency of periodic payment					quarterly basis
Gain (Loss) on Repurchase of Debt Instrument					$ 189,174	0	$ 0
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Principal amount					800,000
Senior notes interest rate				6.50%
Proceeds from Issuance of Debt				$ 781,965
Repayments/ Repurchase of senior notes					(192,258)
Amount outstanding					607,742	800,000
Gain (Loss) on Repurchase of Debt Instrument					$ 58,720
6.5% Senior Secured Notes | Redemption price of senior note as a percentage of principal amount
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					101.00%
6.5% Senior Secured Notes | From October 1, 2015 to September 30, 2016
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					103.25%
6.5% Senior Secured Notes | From October 1, 2016 and thereafter
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					100.00%
Senior Secured Credit Facility repaid
Debt Instrument [Line Items]
Principal amount				$ 1,040,000
7.25% Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount					$ 500,000
Senior notes interest rate	7.25%
Proceeds from Issuance of Debt	$ 493,625
Repayments/ Repurchase of senior notes					$ (270,589)
Debt Instrument, Redemption Price, Percentage					101.00%
Amount outstanding					$ 229,411	$ 500,000
Debt insrument frequency of periodic payment					semi annual
Gain (Loss) on Repurchase of Debt Instrument					$ 130,454
9.5% Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount					$ 500,000
Senior notes interest rate			9.50%
Proceeds from Issuance of Debt			$ 487,500
Repayment of debt	$ 462,300	$ 37,700
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	105.375%	104.50%